INCOME TAXES (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deferred tax	$ (121)	$ 7	$ 26
Income tax expenses (Benefit)	(37)	186	123
HONG KONG [Member]
Current tax	68	179	97
Deferred tax	(121)	7	26
Income tax expenses (Benefit)	(53)	186	123
CHINA [Member]
Current tax	$ 16	$ 0	$ 0